Convertible Debentures (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Convertible Debenture
	March 31, 2020	December 31, 2019
Principal Outstanding
Opening balance	$3,464,737	$8,529,751
Additions		—
Repaid	(7,496)	—
Conversion to equity	(338,077)	(5,240,736)
Foreign exchange movements	(107,667)	175,722
	3,011,497	3,464,737
Accrued Interest
Opening balance	524,227	520,523
Interest expense	79,300	719,004
Repaid	(1,499)	—
Conversion to equity	(57,176)	(731,731)
Foreign exchange movements	(16,350)	15,504
	528,502	524,227
Debenture Discount
Opening balance	(627,627)	(4,587,228)
Amortization	396,016	3,959,601
	(231,611)	(627,627)
Convertible Debentures, net	3,308,388	3,361,337